SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		12 Months Ended
	Sep. 18, 2023 USD ($) shares	Mar. 31, 2025 USD ($) Segment $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 21, 2024 $ / shares
Finite-Lived Intangible Assets [Line Items]
Federal insured limit		$ 250,000		$ 250,000
Advertising expenses		$ 28,206	$ 11,920	267,201	$ 88,832
Amortization of intangible assets			$ 14,583	$ 58,333	16,528
Number of operating segments		2		2
Goodwill		$ 1,404,486		$ 1,404,486	$ 1,404,486
Common stock, par value | $ / shares		$ 0.007		$ 0.007	$ 0.007	$ 0.007
Interest and penalties				$ 0	$ 0
Accruals for interest and penalties				$ 0	$ 0
Village Oaks [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition costs	$ 811,000
Village Oaks [Member] | Roby P Joyce MD [Member]
Finite-Lived Intangible Assets [Line Items]
Assets net	3,500,000
Cash	$ 2,500,000
Business acquisition equity interests issued or issuable number of shares issued | shares	564,972
Business combination consideration transferred equity interests issued and issuable	$ 1,000,000
Goodwill	$ 1,404,000
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		18 years		18 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		14 years		14 years